The effects from exchange variation on the Company’s transactions are mainly due to the variations in the following currencies: (Details) - Number	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
U s dollar brazilian real member
DisclosureOfFinancialResultsLineItems [Line Items]
Closing foreign exchange rate		5.5805	5.1967
Closing foreign exchange rate variations		7.39%
Average foreign exchange rate	5.1578	5.3956		3.9461
Average foreign exchange rate variations		4.61%	30.70%
Euro brazilian real member
DisclosureOfFinancialResultsLineItems [Line Items]
Closing foreign exchange rate		6.3210	6.3779
Closing foreign exchange rate variations		(0.89%)
Average foreign exchange rate	5.8989	6.3784		4.4159
Average foreign exchange rate variations		8.13%	33.58%
Mexican peso brazilian real member
DisclosureOfFinancialResultsLineItems [Line Items]
Closing foreign exchange rate		0.2730	0.2610
Closing foreign exchange rate variations		4.60%
Average foreign exchange rate	0.2402	0.2660		0.2049
Average foreign exchange rate variations		10.75%	17.22%
U s dollar mexican peso member
DisclosureOfFinancialResultsLineItems [Line Items]
Closing foreign exchange rate		20.4519	19.9240
Closing foreign exchange rate variations		2.65%
Average foreign exchange rate	21.5098	20.2900		19.2568
Average foreign exchange rate variations		(5.67%)	11.70%
U s dollar euro member
DisclosureOfFinancialResultsLineItems [Line Items]
Closing foreign exchange rate		0.8853	0.8166
Closing foreign exchange rate variations		8.41%
Average foreign exchange rate	0.8775	0.8458		0.8930
Average foreign exchange rate variations		(3.61%)	(1.74%)